Value Line Mid Cap Focused Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2023

Shares		Value
COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 6.8%
	DISTRIBUTION/WHOLESALE 4.1%
80,200	Pool Corp.	$ 27,463,688
	ENTERTAINMENT 2.7%
72,195	Churchill Downs, Inc.	18,557,725
		46,021,413
CONSUMER STAPLES 1.3%
	FOOD 1.3%
59,800	J & J Snack Foods Corp.	8,863,556
FINANCIALS 8.1%
	INSURANCE 6.9%
193,892	American Financial Group, Inc.	23,557,878
369,288	W R Berkley Corp.	22,991,871
		46,549,749
	SOFTWARE 1.2%
15,000	MSCI, Inc.	8,395,350
		54,945,099
HEALTHCARE 17.3%
	ELECTRONICS 3.2%
14,100	Mettler-Toledo International, Inc.(1)	21,575,961
	HEALTHCARE PRODUCTS 7.3%
17,200	Cooper Cos., Inc.	6,421,792
55,900	IDEXX Laboratories, Inc.(1)	27,954,472
58,200	STERIS PLC	11,132,496
11,100	West Pharmaceutical Services, Inc.	3,845,817
		49,354,577
	HEALTHCARE SERVICES 6.8%
37,700	Chemed Corp.	20,273,175
129,000	IQVIA Holdings, Inc.(1)	25,656,810
		45,929,985
		116,860,523
INDUSTRIALS 18.3%
	AEROSPACE/DEFENSE 6.7%
63,583	HEICO Corp.	10,875,236
46,800	TransDigm Group, Inc.	34,493,940
		45,369,176
	BUILDING MATERIALS 2.3%
61,800	Lennox International, Inc.	15,529,104
	COMMERCIAL SERVICES 5.2%
57,193	Cintas Corp.	26,462,057
231,049	Rollins, Inc.	8,671,269
		35,133,326
	ENGINEERING & CONSTRUCTION 2.5%
166,400	Exponent, Inc.	16,588,416
	ENVIRONMENTAL CONTROL 1.6%
77,750	Waste Connections, Inc.	10,812,693
		123,432,715
INFORMATION TECHNOLOGY 40.1%
	COMMERCIAL SERVICES 4.9%
101,200	Gartner, Inc.(1)	32,967,924
Shares		Value
COMMON STOCKS 95.7% (continued)
INFORMATION TECHNOLOGY 40.1% (continued)
	COMPUTERS 4.7%
164,500	CGI, Inc.(1)	$ 15,836,415
53,960	EPAM Systems, Inc.(1)	16,134,040
		31,970,455
	MISCELLANEOUS MANUFACTURERS 4.8%
72,200	Teledyne Technologies, Inc.(1)	32,299,392
	SEMICONDUCTORS 4.1%
55,311	Monolithic Power Systems, Inc.	27,685,368
	SOFTWARE 17.0%
45,400	ANSYS, Inc.(1)	15,109,120
149,600	Cadence Design Systems, Inc.(1)	31,429,464
39,900	Fair Isaac Corp.(1)	28,037,331
32,800	Fiserv, Inc.(1)	3,707,384
66,708	Jack Henry & Associates, Inc.	10,054,229
19,400	Roper Technologies, Inc.	8,549,386
51,200	Tyler Technologies, Inc.(1)	18,157,568
		115,044,482
	TELECOMMUNICATIONS 4.6%
67,000	Motorola Solutions, Inc.	19,170,710
52,700	Nice Ltd. ADR(1)(2)	12,062,503
		31,233,213
		271,200,834
MATERIALS 1.8%
	PACKAGING & CONTAINERS 1.8%
100,700	AptarGroup, Inc.	11,901,733
REAL ESTATE 2.0%
	REITS 2.0%
202,300	Equity Lifestyle Properties, Inc. REIT	13,580,399
TOTAL COMMON STOCKS (Cost $464,050,760)		646,806,272
SHORT-TERM INVESTMENTS 4.1%
	MONEY MARKET FUNDS 4.1%
24,636,403	State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.70%(3)	24,636,403
2,849,447	State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,849,447
		27,485,850
TOTAL SHORT-TERM INVESTMENTS (Cost $27,485,850)		27,485,850
TOTAL INVESTMENTS IN SECURITIES 99.8% (Cost $491,536,610)		$674,292,122
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		1,184,008
NET ASSETS(5) 100.0%		$675,476,130

See Supplementary Notes to Financial Statements.

Schedule of Investments (unaudited) (continued)

(1)	Non-income producing.
(2)	A portion or all of the security was held on loan. As of March 31, 2023, the market value of the securities on loan was $11,604,723.
(3)	Rate reflects 7 day yield as of March 31, 2023.
(4)
Securities with an aggregate market value of
$11,604,723 were out on loan in exchange for
$2,849,447 of cash collateral as of March 31, 2023. The
collateral was invested in a cash collateral reinvestment
vehicle.

(5)
For federal income tax purposes, the aggregate cost was
$491,536,610, aggregate gross unrealized appreciation
was $192,180,746, aggregate gross unrealized
depreciation was $9,425,234 and the net unrealized
appreciation was $182,755,512.

ADR	American Depositary Receipt.
REITs	Real Estate Investment Trusts.
See Supplementary Notes to Financial Statements.

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices are in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in the markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2023:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$646,806,272	$—	$—	$646,806,272
Short-Term Investments	27,485,850	—	—	27,485,850
Total Investments in Securities	$674,292,122	$—	$—	$674,292,122

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2023, there were no Level 3 investments.